Fees Summary	Aug. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,398,000
Previously Paid Amount	0.00
Total Fee Amount	796.74
Total Offset Amount	0.00
Net Fee	796.74
Narrative - Max Aggregate Offering Price	$ 5,398,000
Final Prospectus	true